Fair Value Measurements and Disclosures (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cash and cash equivalents, including restricted cash	$ 670,000	$ 2,805,000
Derivative liabilities-warrants		1,297,000
Embedded note conversion feature	1,023,000	2,510,000	$ 402,000
Level 1 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cash and cash equivalents, including restricted cash	670,000	2,805,000
Derivative liabilities-warrants
Embedded note conversion feature
Level 2 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cash and cash equivalents, including restricted cash
Derivative liabilities-warrants
Embedded note conversion feature
Level 3 [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cash and cash equivalents, including restricted cash
Derivative liabilities-warrants		1,297,000
Embedded note conversion feature	$ 1,023,000	$ 1,213,000